Transamerica JPMorgan Asset Allocation - Conservative VP Shareholder Fees - Transamerica JPMorgan Asset Allocation - Conservative VP	Dec. 31, 2025
Initial
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Service
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%